Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans Activity by Portfolio Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 13,609	$ 13,788
Provision for credit losses	5,385	1,544
Interest income on certain loans	0	(108)
Loan charge-offs, total	(4,596)	(2,866)
Loan recoveries, total	1,126	1,258
Net loan charge-offs	(3,470)	(1,608)
Other	(7)	(7)
Allowance for credit losses, end of period	15,088	13,609
Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	(429)	0
Allowance for credit losses, end of period		(429)
Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	13,180	13,788
Allowance for credit losses, end of period		13,180
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,956	7,791
Provision for credit losses	2,365	(721)
Interest income on certain loans	0	(29)
Loan charge-offs, total	(1,134)	(355)
Loan recoveries, total	211	276
Net loan charge-offs	(923)	(79)
Other	(13)	(6)
Allowance for credit losses, end of period	8,412	6,956
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	27	0
Allowance for credit losses, end of period		27
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,983	7,791
Allowance for credit losses, end of period		6,983
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,653	5,997
Provision for credit losses	3,020	2,265
Interest income on certain loans	0	(79)
Loan charge-offs, loans	(3,462)	(2,511)
Loan recoveries, loans	915	982
Net loan charge-offs	(2,547)	(1,529)
Other	6	(1)
Allowance for credit losses, end of period	6,676	6,653
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	(456)	0
Allowance for credit losses, end of period		(456)
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 6,197	5,997
Allowance for credit losses, end of period		$ 6,197